Commitments and Contingencies	3 Months Ended
Mar. 31, 2016
Asian Equity Exchange Group Co LTD [Member]
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

From time to time the Company may become a party to litigation matters involving claims against the Company. Management believes that it is adequately insured for its operations and there are no current matters that would have a material effect on the Company’s financial position or results of operations.

The Company has no commitments or contingencies as of March 31, 2016 (unaudited) and December 31, 2015.